SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Inventories

Inventories consisted of the following at December 31, 2015 and 2014:

	December 31,
	2015	2014
Raw materials	$758,870	$360,019
Work-in-process	277,827	91,153
Finished goods	96,445	5,922

Total inventories	$1,133,142	$457,094

Estimated Future Intangible Asset Amortization Expense	Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2016	$76,580
2017	42,591

Total estimated amortization expense	$119,171

Financial Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2015 and 2014 (see NOTE 12 DERIVATIVE LIABILITIES):

	Fair Value Measurements at December 31, 2015
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$26,592,532	$26,592,532
Convertible notes payable	$—	$—	$16,588,940	$16,588,940

Total derivative liability	$—	$—	$43,181,472	$43,181,472

	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636

Total derivative liability	$—	$—	$9,998,636	$9,998,636